Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded Unconditional Purchase Obligations Disclosure [Table Text Block]

2014	$173
2015	45
2016	23
2017	4
2018	—
Thereafter	—
Total purchase commitments	$245

Operating Leases of Lessee Disclosure [Table Text Block]	Operating Leases

Future minimum operating lease payments are as follows (in millions):
2014	$178
2015	150
2016	123
2017	101
2018	76
Thereafter	298
Total future minimum operating lease payments	$926